Commissions and fees (Tables)	12 Months Ended
Dec. 31, 2016
Commissions and fees
in	2016	2015	2014
Commissions and fees (CHF million)
Lending business	1,818	1,578	1,752
Investment and portfolio management	3,209	3,436	3,734
Other securities business	46	65	94
Fiduciary business	3,255	3,501	3,828
Underwriting	1,364	1,644	1,878
Brokerage	3,028	3,648	3,696
Underwriting and brokerage	4,392	5,292	5,574
Other services	1,627	1,673	1,897
Commissions and fees	11,092	12,044	13,051

Bank
Commissions and fees
in	2016	2015	2014
Commissions and fees (CHF million)
Lending business	1,763	1,532	1,711
Investment and portfolio management	3,017	3,319	3,630
Other securities business	60	66	94
Fiduciary business	3,077	3,385	3,724
Underwriting	1,364	1,659	1,911
Brokerage	2,999	3,616	3,669
Underwriting and brokerage	4,363	5,275	5,580
Other services	1,614	1,654	1,872
Commissions and fees	10,817	11,846	12,887